Provisions - Reconciliation of the net present value of the defined benefit obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	€ 100,159
Ending balance	102,126	€ 100,159
Pension plans
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	86,983
Ending balance	86,544	86,983
Similar obligations
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	13,176
Ending balance	15,582	13,176
Net present value of defined benefit obligation
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	110,916	102,693
Current service cost	5,656	5,136
Interest expense	3,361	3,536
Expenses recognised in the statement of profit and loss	9,017	8,672
Actuarial losses due to experience adjustments	(1,914)	(1,131)
Actuarial gains due to changes in financial assumptions	(1,206)	4,200
Revaluation recognised directly in other comprehensive income	(3,120)	3,069
Pension benefits paid	(3,525)	(3,518)
Ending balance	€ 113,288	€ 110,916